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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
235 W. Galena Street, Milwaukee, WI 53212
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: July 1, 2016 - June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Form N-PX	Proxy Voting Records for Received Balllots
Fund Name:	ACR Multi-Strategy Quality Return (MQR) Fund & ACR International Quality Return (IQR) Fund
Reporting Period:	07/01/16 to 06/30/17

Fund:	MQR
Issuer: [a]	VODAFONE
Ticker: [b]	VOD
CUSIP: [c]	92857W308
Meeting Date: [d]	7/29/2016

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]

	1	To receive the Company's accounts, the strategic report and reports of the directors and the auditor for the year ended 31 March 2016	Board of Directors	For	For
	2	To re-elect Gerard Kleisterlee as a director	Board of Directors	Withhold	For
	3	To re-elect Vittorio Colao as a director	Board of Directors	For	For
	4	To re-elect Nick Read as a director	Board of Directors	For	For
	5	To re-elect Sir Crispin Davis as a director	Board of Directors	Withhold	For
	6	To elect Dr. Mathias Dopfner as a director in accordance with the Company's articles of association	Board of Directors	Withhold	For
	7	To re-elect Dame Clara Furse as a director	Board of Directors	Withhold	For
	8	To re-elect Valerie Gooding as a director	Board of Directors	Withhold	For
	9	To re-elect Renedd James as a director	Board of Directors	Withhold	For
	10	To re-elect Samuel Jonah as a director	Board of Directors	Withhold	For
	11	To re-elect Nick Land as a director	Board of Directors	Withhold	For
	12	To elect David Nash as a Director in accordance with the Company's articles of association.	Board of Directors	Withhold	For
	13	To re-elect Philip Yea as a director	Board of Directors	Withhold	For
	14	To delcare a final dividend of 7.77 pence per ordinary share for the year ended 31 March 2016.	Board of Directors	For	For
	15	To approve the Remuneration Report of the Board for the year ended 31 March 2016.	Board of Directors	For	For
	16	To reappoint Pricewaterhouse Coopers LLP as the Company's auditor until the end of the next general meeting at which accounts are laid before the Company.	Board of Directors	Withhold	For
	17	To authorize the Audit and Risk Committee to determine the remuneration of the auditor.	Board of Directors	For	For
	18	To authorize the Directors to allot shares	Board of Directors	For	For
	19	To authorize the Directors to dis-apply pre-emption rights.	Board of Directors	For	For
	20	To authorize the Directors to dis-apply pre-emption rights up to a further 5 per cent for the purposes of financing an acquisition or other capital investment.	Board of Directors	For	For
	21	To authorize the Company to purchase its own shares.	Board of Directors	For	For
	22	To authorize political donations and expenditure.	Board of Directors	Withhold	For
	23	To authorize the Company to call general meetings (other than AGMs) on 14 clear days' notice'.	Board of Directors	Withhold	For

Fund:	MQR
Issuer: [a]	KINGSTONE COMPANIES INC
Ticker: [b]	KINS
CUSIP: [c]	496719105
Meeting Date: [d]	8/10/2016

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1. Election of Directors
	1	Barry B. Goldstein	Board of Directors	For	For
	2	Jay M. Haft	Board of Directors	For	For
	3	Jack D. Seibald	Board of Directors	For	For
	4	Floyd R. Tupper	Board of Directors	For	For
	5	William L. Yankus	Board of Directors	For	For
2		To ratify the selection of Marcum LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2016.	Board of Directors	For	For
3		To approve, o a non-binding advisory basis, the compensation of the Company's executive officers.	Board of Directors	For	For

Fund:	MQR
Issuer: [a]	SOUTHERN MISSOURI BANCORP
Ticker: [b]	SMBC
CUSIP: [c]	843380106
Meeting Date: [d]	10/31/2016

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1. Directors Recommend a vote for election of the folllowing nominees:
	1	Sammy A. Schalk	Board of Directors	For	For
	2	Charles R. Love	Board of Directors	For	For
2		The Avisory (Non-binding) vote on our executive compensation as disclosed in the accompanying proxy statement	Board of Directors	For	For
3		The approval of an amendment to the articles of incorporation of Southern Missouri Bancorp to increase the authorized number of shares of common stock from 10,000,000 to 12,000,000	Board of Directors	For	For
4		The ratification of the appointment of BKD, LLP as Souther Missouri Bancorp's Independent auditors for the fiscal year ending June 30, 2017.	Board of Directors	For	For

Fund:	MQR
Issuer: [a]	MICROSOFT
Ticker: [b]	MSFT
CUSIP: [c]	594918104
Meeting Date: [d]	11/30/2016

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1	Election of Directors, The Board recommends a vote for each nominee
	1	William H. Gates III	Board of Directors	For	For
	2	Teri L List-Stoll	Board of Directors	For	For
	3	G. Mason Morfit	Board of Directors	For	For
	4	Satya Nadelia	Board of Directors	For	For
	5	Charles H. Noski	Board of Directors	For	For
	6	Helmut Panke	Board of Directors	For	For
	7	Sandra E. Peterson	Board of Directors	For	For
	8	Charles W. Scharf	Board of Directors	For	For
	9	John W. Stanton	Board of Directors	For	For
	10	John w. Thompson	Board of Directors	For	For
	11	Padmasree Warrior	Board of Directors	For	For
	2	Advisory vote to approve named executive officer compensation. The Board recommends a vote For this Proposal.	Board of Directors	For	For
	3	Ratification of Deloitte & Touche LLP as our indpendent auditor for the fiscal year 2017.	Board of Directors	For	For
	4	Approval of Amendment to our Amended and Restated Articles of Incorporation.	Board of Directors	For	For
	5	Approval of French Sub Plan under the 2001 Stock Plan.	Board of Directors	For	For
	6	Shareholder Proposal. Requesting certain proxy access bylaws amednments.	Board of Directors	Against	Against

Fund:	MQR
Issuer: [a]	TE CONNECTIVITY
Ticker: [b]	TEL
CUSIP: [c]	H84989104
Meeting Date: [d]	3/8/2017

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
The Board of Directors recommends you vote FOR the following proposals:
1	Election of Directors:
	1a	Pierre P. Brondeau	Board of Directors	Abstain	For
	1b	Terrence R. Curtin	Board of Directors	For	For
	1c	Carol A ("John") Davidson	Board of Directors	Abstain	For
	1d	William A. Jeffrey	Board of Directors	Abstain	For
	1e	Thomas J. Lynch	Board of Directors	For	For
	1f	Yong Nam	Board of Directors	Abstain	For
	1g	Daniel J. Phelanm	Board of Directors	Abstain	For
	1h	Paula A. Sneed	Board of Directors	Abstain	For
	1i	Abhijit Y. Talwalkar	Board of Directors	Abstain	For
	1j	Mark C. Trudeau	Board of Directors	Abstain	For
	1k	John C. Van Scoter	Board of Directors	Abstain	For
	1l	Laura H. Wright	Board of Directors	Abstain	For
2		To elect Thomas J. Lynch as the Charman of the Board of Directors	Board of Directors	For	For
3		To elect the individual members of the Management Development and Compensation Committee
	3a	Daniel J. Phelanm	Board of Directors	Abstain	For
	3b	Paula A. Sneed	Board of Directors	Abstain	For
	3c	John C. Van Scoter	Board of Directors	Abstain	For
4
To elect Dr. Rene Schwarzenbach of Proxy Voting Services GmbH, or another individual representative of Proxy Voting Services GmbH if Dr. Schwarzenback is unable to serve at the relevant meeting, as the independent proxy at the 2018 annual meeting of TE Connctivity and any shareholder meeting that may be held prior to that meeting.
			Board of Directors	Abstain	For
5.1
To approve the 2016 Annual Report of TE Connectivity Ltd. (excluding the statutory financial statements for the fiscal year ended September 30, 2016, the consolidated financial statements for the fiscal year ended September 30, 2016 and the Swiss Compensation Report for the fiscal year ended September 30, 2016).
			Board of Directors	For	For
	5.2	To approve the statutory financial statement of TE Connectivity Ltd. For the fiscal year ended September 30, 2016.	Board of Directors	For	For
	5.3	To approve the consolidated statements of TE Connectivity Ltd. For the fiscal year ended September 30, 2016.	Board of Directors	For	For
6		To release the members of the Board of Directors and executive officers of TE Connectivity for activities during the fiscal year ended September 30, 2016.	Board of Directors	Abstain	For
	7.1	To elect Deloitte & Touche LLP as TE connectivity's independent registered public accounting firm for fiscal year 2017.	Board of Directors	Abstain	For
	7.2	To elect Deloitte AG, Zunch, Switzerland, as TE Connectivity's Swiss registered auditor until the next annual general meeting of TE Connectivity.	Board of Directors	Abstain	For
	7.3	To elect PricewaterhouseCoopers AG, Zurich, Switzerland, as TE Connectivity's special auditor until the next annual general meeting of TE Connectivity.	Board of Directors	Abstain	For
8		An advisory vote to approve named executive officer compensation.	Board of Directors	For	For
The Board of Directors recommends you vote 1 year on the following proposal:
9		An advisory vote on the frequency of the advisory vote to approve named executive officer compensation.	Board of Directors	1 year	1 year
The Board of Directors recommends you vote FOR the following proposals:
10		To approve the TE Connectivity Ltd. 2007 Stock and Incentive Plans (as amended and restated) including the authorization of the issuance of additional shares thereunder.	Board of Directors	For	For
11		A binding vote to approve fiscal year 2018 maximum aggregate compensation amount for ecxutive management.	Board of Directors	For	For
12		A binding vote to approve fiscal year 2018 maximum aggregate compensation amount for the Board of Directors.	Board of Directors	For	For
13		To approve the carryforward of unappropriated accumulated earnings at September 30, 2016.	Board of Directors	For	For
14
To approve a dividend payment to shareholders equal to $1.60 per issued share to be paid in four equal quarterly installments of $0.40 starting with the third fiscal quarter of 2017 and ending in the second fiscal quarter of 2018 pursuant to the terms of the dividend resolution.
			Board of Directors	For	For
15		To approve an authorization relating to TE Connectivity's share repurchase program.	Board of Directors	For	For
16		To approve a reduction of share capital for shares acquired under TE Connectivity's share repurchase program and related amendments to the articles of association of TE Connectivity Ltd.	Board of Directors	For	For
17		To approve any adjournments or postponements of the meeting.	Board of Directors	For	For
	Note:	Such other business as may properly come before the meeting or anny adjournment thereof.

Fund:	MQR
Issuer: [a]	LEVEL 3 COMMUNICATIONS
Ticker: [b]	LVLT
CUSIP: [c]	52729N308
Meeting Date: [d]	3/16/2017

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
The Board of Directos recommend you vote FOR the following proposals:
1	Merger Proposal
Proposal to adopt the Agreement and Plan of Merger, dated as of October 31, 2016, among Level 3 Communications, Inc. ("Level 3"), CenturyLink, Inc. ("CenturyLink"), Wildcat Merger Sub 1 LLC ("Merger Sub 1") and WWG Merger Sub LLC, pursuant to which Merger Sub 1, a wholly ownd subsidiary of CenturyLINK, will merge with and into Level 3, with surviving the merger as a wholly owned subsidiary of CenturyLink; and to approve th merger.
			Board of Directors	For	For
2	Compenastion Proposal
Proposal to approve, on a non-binding, advisory basis, the compensation that may be paide or become payable to Level 3's named executive officers in connection with the merger, and the agreements and understandings pursuant to which such compensation may be paid or become payable.
			Board of Directors	Against	For
3	Adjournment Proposal
Proposal to approve the adjournment or postponement of the special meeting, if necessary or appropriate to solicit prosies if there are not sufficient votes at the time of the special meeting to approve the merger proposal (proposal 1).
			Board of Directors	For	For

Fund:	MQR
Issuer: [a]	FAIRFAX FINANCIAL HOLDINGS
Ticker: [b]	FRFHF
CUSIP: [c]	303901102
Meeting Date: [d]	4/20/2017

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1	ELECTION OF DIRECTORS: VOTING RECOMMENDATION: FOR ALL THE NOMINEES PROPOSED AS DIRECTORS
	1	Anthony F. Griffiths	Election of Directors	For	For
	2	Robert J. Gunn	Election of Directors	For	For
	3	Alan D. Horn	Election of Directors	For	For
	4	Karen L. Jurjevich	Election of Directors	For	For
	5	John R. V. Palmer	Election of Directors	For	For
	6	Timothy R. Price	Election of Directors	For	For
	7	Brandon W. Sweitzer	Election of Directors	For	For
	8	Lauren C. Templeton	Election of Directors	For	For
	9	Benjamin P. Watsa	Election of Directors	For	For
	10	V. Prem Watsa	Election of Directors	For	For
2		APPOINTMENT OF PRICEWATERHOUSE COOPERS LLP AS AUDITOR OF THE CORPORATION	Election of Directors	For	For

Fund:	MQR and IQR
Issuer: [a]	DANONE
Ticker: [b]	BN.PA
SEDOL: [c]	B1Y9TB3
Meeting Date: [d]	4/27/2017

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
The Board of Directors recommends you vote FOR the following proposal(s):
Agenda within the authority of the Ordinary Shareholders’ Meeting
1		Approval of the statutory financial statements for the fiscal year ended December 31, 2016	Board of Directors	For	For
2		Approval of the consolidated financial statements for the fiscal year ended December 31, 2016	Board of Directors	For	For
3		Allocation of earnings for the fiscal year ended December 31, 2016 and setting of the dividend at €1.70 per share;	Board of Directors	For	For
4		Option for the payment of the dividend in shares;	Board of Directors	Against	For
5		Renewal of the term of office of Mrs. Gaëlle OLIVIER as Director	Board of Directors	For	For
6		Renewal of the term of office of Mrs. Isabelle SEILLIER as Director	Board of Directors	For	For
7		Renewal of the term of office of Mr. Jean-Michel SEVERINO as Director	Board of Directors	For	For
8		Renewal of the term of office of Mr. Lionel ZINSOU-DERLIN as Director	Board of Directors	For	For
9		Appointment of Mr. Gregg L. ENGLES as Director	Board of Directors	For	For
10		Approval of agreements referred to in Articles L. 225-38 et seq. of the French commercial code entered into by the Company with J.P. Morgan group	Board of Directors	For	For
11		Opinion on the components of compensation due or awarded to Mr. Franck RIBOUD, Chairman of the Board of Directors, for the year ended December 31, 2016	Board of Directors	Against	For
12		Opinion on the components of compensation due or awarded to Mr. Emmanuel FABER, Chief Executive Officer, for the year ended December 31, 2016	Board of Directors	For	For
13		Approval of the compensation policy for the Chairman of the Board of Directors	Board of Directors	Against	For
14		Approval of the compensation policy for the executive corporate officers of the Company	Board of Directors	Against	For
15		Authorization granted to the Board of Directors to purchase, retain or transfer the Company’s shares	Board of Directors	For	For
Agenda within the authority of the Extraordinary Shareholders’ Meeting
16		Delegation of authority to the Board of Directors to issue ordinary shares and securities, with preferential subscription right of the shareholders;	Board of Directors	For	For
17
Delegation of authority to the Board of Directors to issue ordinary shares and securities, without preferential subscription right of the shareholders, but with the obligation to grant a priority right
			Board of Directors	For	For
18		Delegation of authority to the Board of Directors to increase the number of securities to be issued in the event of a capital increase without preferential subscription right of the shareholders	Board of Directors	For	For
19
Delegation of authority to the Board of Directors to issue ordinary shares and, without preferential subscription right of the shareholders, in the event of a public exchange offer initiated by the Company
			Board of Directors	For	For
20
Delegation of powers to the Board of Directors to issue ordinary shares and securities, without preferential subscription right of the shareholders, in consideration for contributions in kind granted to the Company and comprised of equity securities or securities giving access to share capital
			Board of Directors	For	For
21		Delegation of authority to the Board of Directors to increase the Company’s share capital through incorporation of reserves, profits, premiums or any other amounts that may be capitalized	Board of Directors	For	For
22
Delegation of authority to the Board of Directors to issue ordinary shares and securities in favor of employees who are members of a company’s savings plan and/or to carry out reserved sales of securities, without preferential subscription right of the shareholders
			Board of Directors	For	For
23		Authorization granted to the Board of Directors to allocate existing or newly issued shares of the Company, without preferential subscription right of the shareholders	Board of Directors	For	For
24		Authorization granted to the Board of Directors to reduce the share capital by canceling shares	Board of Directors	For	For
25		Powers to carry out formalities	Board of Directors	For	For

Fund:	MQR
Issuer: [a]	JOHNSON & JOHNSON
Ticker: [b]	JNJ
CUSIP: [c]	478160104
Meeting Date: [d]	4/27/2017

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR PROPOSAL(S) 1, 3, 4, 5
The board recommends that an advisory vote on the compensation for named executive officers be held every 1 Year.
PROPOSAL
1	ELECTION OF DIRECTORS
	1.a	Mary C. Beckerle	Board of Directors	For	For
	1.b	D. Scott Davis	Board of Directors	For	For
	1.c	Ian E. L. Davis	Board of Directors	For	For
	1.c	Alex Gorsky	Board of Directors	For	For
	1.c	Mark B. McClellan	Board of Directors	For	For
	1.f	Anne M. Mulcahy	Board of Directors	For	For
	1.g	William D. Perez	Board of Directors	For	For
	1.h	Charles Prince	Board of Directors	For	For
	1.i	A. Eugene Washington	Board of Directors	For	For
	1.j	Ronald A. Williams	Board of Directors	For	For
2		Advisory Vote on Frequency of Voting to Approve Named Executive Officer Compensation	Board of Directors	1 year	1 year
3		Advisory Vote to Approve Named Executive Officer Compensation	Board of Directors	For	For
4		Re-approval of the Material Terms of Performance Goals under the 2012 Long-Term Incentive Plan	Board of Directors	Against	For
5		Ratification of Appointment of PricewaterhouseCoopers LLP as the Independent Registered Public Accounting Firm for 2017	Board of Directors	Abstain	For
6		Shareholder Proposal-Independent Board Chairman	Board of Directors	For	Against

Fund:	MQR and IQR
Issuer: [a]	HOWDEN JOINERY
Ticker: [b]	HWDN.LN
SEDOL: [c]	0557681
Meeting Date: [d]	5/2/2017

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
Accounts and Reports
1		To receive the accounts and reports of the directors of the company (the "Directors" or the "Boards") and the report of the independent audiotr for the 52 weeks ended 24 December 2016.	Board of Directors	For	For
Directors' Remuneration Report
2		The approve the Directors' Remuneration Report as set out in the Report and Accounts for the 52 weeks ended 24 December 2016	Board of Directors	For	For
Final Dividend
3
To delcare the final dividend of 7.4 pence per ordinary share recommended by the Directors in repsect of the 52 weeks ended 24 December 2016, payable Friday, 16 June 2016 to ordinary shareholders named on the register of members as at 6.00 pm on Friday, 19 May 2017.
			Board of Directors	For	For
Director Election and Re-Election
4		To elect Debbie White as a Director of the Company	Board of Directors	For	For
5		To re-elect Mark Allen as a Director of the Company	Board of Directors	For	For
6		To re-elect Andrew Cripps as a Director of the Company	Board of Directors	For	For
7		To re-elect Geoff Drabble as a Director of the Company	Board of Directors	For	For
8		To re-elect Tiffany Hall as a Director of the Company	Board of Directors	For	For
9		To re-elect Matthew Ingle as a Director of the Company	Board of Directors	For	For
10		To re-elect Richard Pennycook as a Director of the Company	Board of Directors	For	For
11		To re-elect Mark Robson as a Director of the Company	Board of Directors	For	For
Reappointment of Remuneration of Auditors
12		To reappoint Deloitte LLP ("Deloitte") as auditor of the Company to hold office from the conclusion of this meeting until the conclusion of the next AGM at which accounts are laid.	Board of Directors	For	For
13		To authorise the Directors to determine the auditor's remuneration	Board of Directors	For	For
Political Donations
14
That the Company and any subsidiaries of the company at any time during the period of which this resolution relates, be and are hereby authorised for the purposes of Part 14 of the Companies Act 2006 (the Act), during the period commencing on the date of the passing of this resolution and ending on the date of the Company's next annual general meeting, to: (a) make political donations to political parties and/or independent election candidates; (b) make political donations to political organisations other than political parties; and (c) incure political expenditure, up to an aggregate amount of £100,000. For the purpose of this resolution the terms "political donations", "independent election candidates", political organisations" and "political expenditure" have the meanings as set out in sections 363 to 365 of the Act.
			Board of Directors	Against	For
15
(a) That the Board be and is hereby generally and unconditionally authorised pursuant to section 551 of the Act to allot shares in the Company and to grant rights to subscribe for or to convert any securities into shares in the Company: (i) up to an aggregate nominal amount of £21,039,775; and (ii) comprising equity securities (as defined in the Act) up to an aggregate nominal amount of £42,079,549 (including within such limit any shares issued or rights granted under (i) above) in connection with an offer by way of a rights issue to ordinary shareholders in proportion (as nearly as many be practicable) to their existing holdings and so that the Board my impose any limits or restrictions and make any arrangements which it considers necessary or appropriate to deal with fractional entitlements, record dates, legal, regulartory or practical problems in, or under the laws of, any territory or any other matter, such authorities to apply until the end of next year's annual general meeting or, if earlier, until the close of business on 2 August 2018 but, in each case, so that the Company may make offers and enter into arrangements during the revelant period which would, or might, require shares to be allotted or rights to subscribe for or convert any security into shares to be granted after the authority ends and the Board may allot shares and grant rights under any such offer or agreement as if the authority had not ended; (b) That, subject to paragraph (c), all existing authorities given to the Directors pursuant to section 551 of the Act be revoked by this resolution; and (c) That paragraph (b) shall be without prejudice to the continuing authority of the Directors to allot shares, or grant rights to subscribe for or convert any security into shares, pursuant to an offer or agreement made by the Company before the expiry of the authority pursuant to which such offer or agreement was made.
			Board of Directors	For	For
Disappication of Pre-Emption Rights
16
That, subject to the passing of Resolution 15, and in place of all existing powers, the Board be and is herby generally empowered pursuant to Section 570 and Section 573 of the Act to allot equity securities (as defined in the Act) for cash, under the authority given by Resolution 15, as if section 561 of the Act did not apply to the allotment. This power: (a) shall be limited to the allotment of equity securities in connection with an offer of equity securities (but in the case of authority granted under Resolution 15(a)(ii), by way of a rights issue only) to ordinary shareholders in proportion (as nearly as many be practicable) to their existing holdings and so that the Board my impose any limits or restrictions and make any arrangements which it considers necessary or appropriate to deal with fractional entitlements, records dates, legal, regulartory or practical problems in, or under the laws of, any territory or any other matter; (b) in the case of the authority granted under Resolution 15(a)(i), shall be limited to the allotment (otherwise than under a. above) of equity securities up to an aggregate nominal amount of £3,155,966; (c) shall apply until the end of next year's annual general meeting or, if earlier, until the close of business on 2 August 2018 but during this period the Company may make offers and enter into arrangements, which would, or might, require equity securities to be allotted after the power ends and the Board may allot equity securities under any such offer or agreement as if the power had not ended; and (d) applies in relation to a sale of shares which is an allotment of euqity securities by virtue section 560(3) of the Act as if in the first paragraph of this resolution the words "under the authority given by Resolution 15" were omitted.
			Board of Directors	For	For
Authority of Purchase Own Shares
17
That the Company be and is hereby generally and unconditionally authorised to make one or more market purchases (within the meaning of section 693(4) of the Act) or ordinary shares of 10p each in the capital of the Company ("ordinary shares") provided that: (a) the maximum aggregate number or ordinary shares authorised to be purchased is 63,119,324; (b) the minimum price (exclusive of expenses) which may be paid for an ordinary share is 10p; (c) the maximum price (exclusive of expenses) which may be paid for an ordinary share is the higher of: (i) an amount equal to 105% of the average middle market quotations for an ordinary shares as derived from the London Stock Exchange Daily Official List for the five business days immediately preceding the day on which the ordinary share is contracted to be purchased; and (ii) an amount equal to the higher of the price on the last indepenedent trade of an ordinary share and the highest current independent bid for an ordinary share as derived from the London Stock Exchange Trading System; (d) this authority expires at the conclusion of the next annual general meeting of the Company or, if earlier, at the close of business on 2 August 2018; and (e) the Company may make a purchase of ordinary shares after the expiry of this authority if the contract for usch purchase was entered into before such expiry.
			Board of Directors	For	For
Notice of General Meetings
18		That a general meeting other than an annual meeting may be called on no less than 14 clear days' notice	Board of Directors	For	For

Fund:	MQR
Issuer: [a]	MBIA Inc
Ticker: [b]	MBI
CUSIP: [c]	55262C100
Meeting Date: [d]	5/3/2017

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1	The Board of Directors recommends you FOR the following proposals:
	1a	Joseph W Brown	Board of Directors	Against	For
	1b	Maryann Bruce	Board of Directors	Against	For
	1c	Francis Y Chin	Board of Directors	Against	For
	1d	Keith D Curry	Board of Directors	Against	For
	1e	William C Fallon	Board of Directors	Against	For
	1f	Steven J Gilbert	Board of Directors	Against	For
	1g	Charles R Rinehart	Board of Directors	Against	For
	1h	Lois A Scott	Board of Directors	Against	For
	1i	Theodore Shasta	Board of Directors	Against	For
	1j	Richard C Vaughan	Board of Directors	Against	For
2		To approve on an advisory basis, executive conpensation.	Board of Directors	Against	For
The Board of Directors recommends you vote 1 YEAR on the following proposal:
3		Advisory vote on the frequency of executive compensation votes.	Board of Directors	1 year	1 year
The Board of Directors recommends you FOR the following proposals:
4		To approve the performance goals in the MBIA Inc 2005 Omnibus Incentive Plan, as amended, for purposes of Section 162(m) of the Internal Revenue Code	Board of Directors	Against	For
5		To ratify the selection of PricewaterhouseCoopers LLP, certified public accountants, as independent auditors for the Company for the year 2017.	Board of Directors	For	For

	NOTE:	Such other business as may properly come before the meeting or any adjournment thereof.

Fund:	MQR
Issuer: [a]	SPX CORP
Ticker: [b]	SPXC
CUSIP: [c]	784635104
Meeting Date: [d]	5/8/2017

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
The Board of Directors recommends you vote FOR the following proposal(s):
1	Election of Directors Nominees
	1A	Ricky D. Puckett *	Board of Directors	For	For
	1B	Tana L. Utley *	Board of Directors	For	For
The Board of Directors recommends you vote FOR the following proposal(s):
2		Approval of Named Executive Officer's Compensation, on a Non-binding Advisory Basis.	Board of Directors	For	For
The Board of Directors recommends you vote 1 YEAR on the following proposal:
3		Recommendation of Frequency of Future Advisory Votes on Named Executive Officer's Compensation, on a Non-binding Advisory Basis.	Board of Directors	1 year	1 year
The Board of Directors recommends you vote FOR the following proposal(s):
4		Ratification of Appointment of Deloitte & Touche LLP as the Company's Independent Registered Public Accounting Firm for the 2017 fiscal year.	Board of Directors	For	For

Fund:	MQR and IQR
Issuer: [a]	SPX FLOW INC
Ticker: [b]	FLOW
CUSIP: [c]	78469X107
Meeting Date: [d]	5/10/2017

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
The Board of Directors recommends you vote FOR the following proposal(s):
1	Election of Directors Nominees
	1A	Robert F. Hull, Jr	Election of Directors	For	For
	1B	David V. Singer	Election of Directors	For	For
The Board of Directors recommends you vote FOR the following proposal(s):
2		To approve, by non-binding vote, the compensation of SPX FLOW's named executive officers as disclosed in its proxy statement.	Election of Directors	For	For
3		To ratify the appointment of Deloitte & Touche LLP as our independent public accountants for 2017.	Election of Directors	For	For

Fund:	MQR
Issuer: [a]	EXPRESS SCRIPTS
Ticker: [b]	ESRX
CUSIP: [c]	30219G108
Meeting Date: [d]	5/11/2017

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
The Board of Directors recommends you vote FOR the following proposals:
1	Election of Directors Nominees:
	1a	Maura C. Breen	Board of Directors	Abstain	For
	1b	William J. DeLaney	Board of Directors	Abstain	For
	1c	Elder Granger, MD, MG, USA (Retired)	Board of Directors	Abstain	For
	1d	Nicholas J. LaHowchic	Board of Directors	Abstain	For
	1e	Thomas P. MacMahon	Board of Directors	Abstain	For
	1f	Frank Mergenthaler	Board of Directors	Abstain	For
	1g	Woodrow A. Myers, Jr., MD	Board of Directors	Abstain	For
	1h	Roderick A. Palmore	Board of Directors	Abstain	For
	1i	George Paz	Board of Directors	For	For
	1j	William L. Roper, MD, MPH	Board of Directors	For	For
	1k	Seymour Sternberg	Board of Directors	Abstain	For
	1l	Timothy Wentworth	Board of Directors	For	For
2		To ratify the appointment of PricewaterhouseCoopers, LLP as the Company's independent registered public accountants for 2017.	Board of Directors	For	For
3		To approve, by non-binding vote, executive compensation.	Board of Directors	Against	For
The Board of Directors recommends you vote 1 year on the following proposal:
4		To recommend, by non-binding vote, the frequency of executive compensation votes.	Board of Directors	1 year	1 year
The Board of Directors recommends you vote AGAINST the following proposals:
5
Stockholder proposal requesting the Board adopt a policy and amend the Company's governance documents, as necessary, to require the Chairman of the Board, whenever possible, to be an independent member of the Board.
			Board of Directors	Against	Against
6
Stockholder proposal requesting the Company to report annually to the Board and stockholders, identifying whether there exists a gender pay gap among the Company's employees, and if so, the measures being taken to eliminate any such pay disparities and to facilitate an environment that promotes opportunities for equal advancement of women.
			Board of Directors	Against	Against

Fund:	MQR and IQR
Issuer: [a]	IWG PLC
Ticker: [b]	IWG.LN
SEDOL: [c]	BYVQYS0
Meeting Date: [d]	5/16/2017

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1		To receive the Company's Annual Report & Accounts	Board of Directors	For	For
2		To approve, on an advisory basis, the Annual Report on Remuneration for the financial year ended 31 December 2016, as set out on pages 50 to 60 of the Company's Annual Report and Accounts	Board of Directors	For	For
3
To authorise the payment of a final dividend on the Ordinary Shares of 3.55 pence per Ordinary Share for the year ended 31 Decmeber 2016 on 26 May 2017 to Shareholders on the register at the dose of business on 28 April 2017
			Board of Directors	For	For
4		To approve the re-appointment of KPMG Ireland as independent auditor of the Company to hold office until the conclusion of next year's annual general meeting	Board of Directors	For	For
5		To Authorise the Directors to determine the remuneration of KPMG Ireland as independent auditor	Board of Directors	For	For
6		To re-elect Mark Dixon as a director of the company for a term of up to three years	Board of Directors	For	For
7		To re-elect Dominik de Daniel as a director of the Company for a term of up to three years	Board of Directors	For	For
8		To re-elect Elmar Heggen as a director of the Company for a term of up to three years	Board of Directors	For	For
9		To re-elect Nina Henderson as a director of the Company for a term of up to three years	Board of Directors	For	For
10		To re-elect Francois Pauly as a director of the Company for a term of up to three years	Board of Directors	For	For
11		To re-elect Florence Pierre as a director of the Company for a term of up to three years	Board of Directors	For	For
12		To re-elect Douglas Sutherland as a director of the Company for a term of up to three years	Board of Directors	For	For
13		To authorise the allotment and issue of Relevant Securities, as more fully set out in the convening notice	Board of Directors	For	For
14
The authorise the Company to hold as treasury shares any shares purchased or tontracted to be purchased by the Company pursuant to the authority granted in resolution 15, as more fully set out in the convening notice
			Board of Directors	For	For
15		To authorise the market purchase of Ordinary Shares, as more fully set out in the convening notice	Board of Directors	For	For
16		To authorise the disapplication of pre-emption rights, as more fully set out in the convening notice	Board of Directors	For	For
17
The authorise the further disapplication of pre-emption rights to be used only for the purpose of financing (or refinancing) an acquisition or other capital investment, as more fully set out in the convening notice
			Board of Directors	For	For
18		To resolve that a general meeting of the Company other than an annual general meeting may be called on not less than 14 clear days' notice	Board of Directors	For	For

Fund:	MQR
Issuer: [a]	JP MORGAN CHASE & CO
Ticker: [b]	JPM
CUSIP: [c]	46625H100
Meeting Date: [d]	5/16/2017

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1		Election of Directors
	1a	Linda B. Bammann	Board of Directors	For	For
	1b	James A. Bell	Board of Directors	For	For
	1c	Crandall C. Bowles	Board of Directors	For	For
	1d	Stephen B. Burke	Board of Directors	For	For
	1e	Todd A. Combs	Board of Directors	For	For
	1f	James S. Crown	Board of Directors	For	For
	1g	James Dimon	Board of Directors	For	For
	1h	Timothy P. Flynn	Board of Directors	For	For
	1i	Laban P. Jackson, Jr.	Board of Directors	For	For
	1j	Michael A. Neal	Board of Directors	For	For
	1k	Lee R. Raymond	Board of Directors	For	For
	1l	William C. Welcon	Board of Directors	For	For
2		Advisory resolution to approve executive compensation	Board of Directors	For	For
3		Ratification of independent registered public accounting firm	Board of Directors	For	For
4		Advisory vote on frequency of advisory resolution to approve executive compensation	Board of Directors	1 year	1 year
5		Independent board chairman	Board of Directors	Against	Against
6		Vesting for government service	Board of Directors	Against	Against
7		Clawback amendment	Board of Directors	Against	Against
8		Gender pay equity	Board of Directors	Against	Against
9		How votes are counted	Board of Directors	Against	Against
10		Special shareowner meetings	Board of Directors	Against	Against

Fund:	MQR
Issuer: [a]	INTEL CORPORATION
Ticker: [b]	INTC
CUSIP: [c]	458140100
Meeting Date: [d]	5/18/2017

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
Election of Directors
1		Nominees
	1a.	Charlene Barshefsky	Board of Directors	For	For
	1b.	Aneel Bhusri	Board of Directors	For	For
	1c.	Andy D. Bryant	Board of Directors	For	For
	1d.	Reed E. Hundt	Board of Directors	For	For
	1e.	Omar Ishrak	Board of Directors	For	For
	1f.	Brian M. Krzanich	Board of Directors	For	For
	1g.	Tsu-Jae King Liu	Board of Directors	For	For
	1h.	David S. Pottruck	Board of Directors	For	For
	1i.	Gregory D. Smith	Board of Directors	For	For
	1j.	Frank D. Yeary	Board of Directors	For	For
	1k.	David B. Yoffie	Board of Directors	For	For
2		Ratification of selection of Ernst & Young LLP as our independent registered public accounting firm for 2017	Board of Directors	For	For
3		Advisory vote to approve executive compensation.	Board of Directors	Against	For
4		Approval of amendement and restatement of the 2006 Equity Incentive Plan.	Board of Directors	For	For
5		Advisory vote on the frequency of holding future advisory votes to approve executive compensation	Board of Directors	1 year	1 year
6		Stockholder proposal requesting an annual advisory stockholder vote on political contributions	Board of Directors	Against	Against
7		Stockholder proposal requesting that votes counted on stockholder proposals exclude abstentions	Board of Directors	For	Against

Fund:	MQR and IQR
Issuer: [a]	EUROCELL PLC
Ticker: [b]	ECEL.LN
Sedol: [c]	BVV2KN4
Meeting Date: [d]	5/19/2017

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
To Receive the Annual Report and Accounts
1		To receive and adopt the accounts for the year ended 31 December 2016, together with the Reports of the Directors and of the Auditors thereon.	Board of Directors	For	For
Reappointment of Auditors and Auditors' remuneration
2		To re-appoint PricewaterhouseCoopers LLP as auditors to the Company, to hold office until the conclusion of the next general meeting at which accounts are laid before the Company.	Board of Directors	For	For
3		To authorise the Audit and Risk Committee of the Company to determine the remuneration of the auditors of the Company.	Board of Directors	For	For
Directors' Remuneration Report
4
To approve the Directors’ Remuneration Report for the year ended 31 December 2016 (other than Part A which is a summary of the Company’s remuneration policy) as set out in the Company’s Annual Report and Accounts for the year ended
 31 December 2016.
			Board of Directors	For	For
Declartion of a final dividend for the year ended 31 December 2016
5
To declare a final dividend for the year ended 31 December 2016 of 5.7p per ordinary share, to be paid on 24 May 2017 to members whose names appear on the register of members at the close of business on 28 April 2017.
			Board of Directors	For	For
Reappointment of Directors
6		To re-elect as a Director Michael Scott, who retires in accordance with Article 112 of the Company’s Articles of Association.	Board of Directors	For	For
7		To re-elect as a Director Martyn Coffey, who retires in accordance with Article 112 of the Company’s Articles of Association.	Board of Directors	For	For
8		To re-elect as a Director Patrick Kalverboer, who retires in accordance with Article 112 of the Company’s Articles of Association.	Board of Directors	For	For
9		To re-elect as a Director Mark Kelly, who retires in accordance with Article 112 of the Company’s Articles of Association.	Board of Directors	For	For
10		To re-elect as a Director Robert Lawson, who retires in accordance with Article 112 of the Company’s Articles of Association.	Board of Directors	For	For
11		To re-elect as a Director Francis Nelson, who retires in accordance with Article 112 of the Company’s Articles of Association.	Board of Directors	For	For
Authority to allot share capital
12
THAT subject to and in accordance with Article 15 of the Articles of Association of the Company: (i) the Board be and it is hereby generally and unconditionally authorised pursuant to section 551 of the Companies Act 2006
(in substitution for any existing authority to allot shares) to allot shares in the Company and to grant rights to subscribe for or to convert any security into shares in the Company up to an aggregate nominal amount of £33,333.33 provided that such authority shall expire on the conclusion of the next Annual General Meeting of the Company after the passing of this resolution, save that the Company may before such expiry make an offer or agreement which would or might require such shares to be allotted or rights to subscribe for or convert securities into shares to be granted after such expiry, and the
Board may allot shares and grant rights to subscribe or convert securities into shares in pursuance of such offer or agreement as if the authority conferred by this resolution had not expired, and further, (ii) the Board be and it is hereby generally and unconditionally authorised to exercise all powers of the Company to allot equity securities (within the meaning of section 560 of the said Act) in connection with a rights issue in favour of ordinary shareholders where the equity securities respectively attributable to the interests of all ordinary shareholders are proportionate (as nearly as may be) to the respective numbers of ordinary shares held by them up to an aggregate nominal amount of £33,333.33 provided that this authority shall expire on the conclusion of the next Annual General Meeting of the
Company after the passing of this resolution save that the Company may before such expiry make an offer or agreement which would or might require equity securities to be allotted after such expiry and the Board may allot equity securities in pursuance of such an offer or agreement as if the authority conferred hereby had not expired.
			Board of Directors	For	For
Disapplication of pre-emption rights
13
THAT, subject to the passing of resolution 12 as set out in the notice of this meeting, and in accordance with Article 16 of the
Articles of Association of the Company, the Board be empowered pursuant to section 570 of the Companies Act 2006 to allot equity securities (within the meaning of section 560 of the said Act) for cash pursuant to the general authority conferred by resolution 12 as set out in the notice of this meeting as if section 561(1) of the said Act did not apply to such allotment, provided that this power shall be limited to allotments of equity securities: (i) in connection with or pursuant to an offer by way of rights, open offer or other pre-emptive offer to the holders of shares in the Company and other persons entitled to participate therein in proportion (as nearly as practicable) to their respective holdings, subject to such exclusions or other arrangements as the Directors may consider necessary or expedient to deal with fractional entitlements or legal or practical problems under the laws of any territory or the regulations or requirements of any regulatory authority or any stock exchange in any territory; and (ii) otherwise than pursuant to sub-paragraph (i) above, up to an aggregate nominal amount of £5,000.00, and such power shall expire on the conclusion of the next Annual General Meeting of the Company or 15 months after the passing of this resolution (whichever is the earlier) save that the Company may before such expiry make an offer or agreement which would or might require equity securities to be allotted after such expiry, and the Board may allot equity securities in pursuance of such an offer or agreement as if the power conferred by this resolution had not expired.
			Board of Directors	For	For
14
THAT, subject to the passing of resolution 12 as set out in the notice of this meeting, and in accordance with Article 16 of the Articles of Association of the Company, the Board be authorised pursuant to section 570 of the Companies Act 2006 in addition to any authority granted under resolution 13 as set out in the notice of this meeting to allot equity securities (as defined in section 560 of said Act) for cash pursuant to the general authority conferred by resolution 12 as set out in the notice of this meeting as if section 561(1) of the said Act did not apply to such allotment, provided that this power shall be limited to allotments of equity securities: (i) limited to the allotment of equity securities or sale of treasury shares up to a nominal amount of £5,000.00; and (ii) used only for the purposes of financing (or refinancing, if the authority is to be used within six months after the original transaction) a transaction which the Board determines to be an acquisition or another capital investment of a kind contemplated by the Statement of Principles on Disapplying Pre-Emption Rights most recently published by the Pre-
Emption Group prior to the date of this notice, and such power shall expire on the conclusion of the next Annual General Meeting of the Company or 15 months after the passing of this resolution (whichever is the earlier) save that the Company may before such expiry make an offer or agreement which would or might require equity securities to be allotted after such expiry, and the Board may allot equity securities in pursuance of such an offer or agreement as if the power conferred by this resolution had not expired.
			Board of Directors	For	For
Market Purchase of own shares
15
THAT, the Company be generally and unconditionally authorised, pursuant to Article 9 of the Articles of Association of the
Company and pursuant to section 701 of the Companies Act 2006, to make market purchases (as defined in section 693(4) of the Companies Act 2006) of up to 10,000,000 ordinary shares of 0.1p each in the capital of the Company (being 10 per cent of the current issued ordinary share capital of the Company) on such terms and in such manner as the Directors of the Company may from time to time determine, provided that: (i) the amount paid for each share (exclusive of expenses) shall not be more than the higher of: a) 105 per cent of the average market value of an ordinary share in the Company taken from the Daily Official List of London
Stock Exchange plc for the five business days immediately preceding the day on which such share is contracted to be purchased; and b) an amount equal to the higher of the price of the last independent trade of an ordinary share in the Company and the highest current independent bid for an ordinary share in the Company as derived from the Daily Official List of London
Stock Exchange plc; (ii) the minimum price which may be paid for each ordinary share is 0.1p per share; and (iii) the authority herein contained shall expire at the conclusion of the Annual General Meeting of the Company to be held in
2018 or on 18 November 2018, whichever is earlier, provided that the Company may, before such expiry, make a contract to purchase its own shares which would or might be executed wholly or partly after such expiry, and the Company may make a purchase of its own shares in pursuance of such contract as if the authority hereby conferred had not expired.
			Board of Directors	For	For
Calling general meetings on 14 clear day's notice
16
THAT, as permitted by section 307A of the Companies Act 2006, any general meeting of the Company (other than the Annual
General Meeting of the Company) shall be called by notice of at least 14 clear days in accordance with the provisions of the
Articles of Association of the Company provided that the authority of this Resolution shall expire on the conclusion of the Annual
 General Meeting of the Company to be held in 2018.
			Board of Directors	For	For
Approval of the Making of political donations
17
That the Company be authorised to make donations to political parties, to independent election candidates and to political organisations and to incur political expenditure (in each case as defined in Part 14 of the Companies Act 2006) not exceeding
 £100,000.00 in total during the period of one year beginning with the date of the 2017 Annual General Meeting.
			Board of Directors	Against	For

Fund:	MQR
Issuer: [a]	ICC HOLDINGS, Inc
Ticker: [b]	ICCH
CUSIP: [c]	44931Q104
Meeting Date: [d]	5/23/2017

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1
Elect four (4) Class III director nominees to the Board of Directors of ICC Holdings, Inc, each to serve until the 2020 annual meeting of shareholders, or until the earlier of their resignation or their respective successors shall have been elected and qualified:

DIRECTORS UP FOR VOTE INCLUDE
	1a	R. Kevin Clinton	Board of Directors	For	For
	1b	Joel K. Heriford	Board of Directors	For	For
	1c	Daniel H. Portes	Board of Directors	For	For
	1d	Mark J. Schwab	Board of Directors	For	For
2		Adopt the ICC Holdings, Inc Equity Compensation Plan	Board of Directors	For	For
3		Ratify the appointment of BKD, LLP as the Company's independent registered public accounting firm for the current fiscal year	Board of Directors	For	For

Fund:	MQR
Issuer: [a]	MERCK & CO, INC
Ticker: [b]	MRK
CUSIP: [c]	58933Y105
Meeting Date: [d]	5/23/2017

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
COMPANY PROPOSALS
1		Election of Directors
	1a	Leslie A. Brun	Board of Directors	For	For
	1b	Thomas R. Cech	Board of Directors	For	For
	1c	Pamela J. Craig	Board of Directors	For	For
	1d	Kenneth C. Frazier	Board of Directors	For	For
	1e	Thomas H. Glocer	Board of Directors	For	For
	1f	Rochelle B. Lazarus	Board of Directors	For	For
	1g	John H. Noseworthy	Board of Directors	For	For
	1h	Carlos E> Represas	Board of Directors	For	For
	1i	Paul B. Rothman	Board of Directors	For	For
	1j	Patricia F, Russo	Board of Directors	For	For
	1k	Craig B. Thompson	Board of Directors	For	For
	1l	Wendell P. Weeks	Board of Directors	For	For
	1m	Peter C. Wendell	Board of Directors	For	For
2		Non-binding advisory vote to approve the compensation of our named executive officers	Board of Directors	Against	For
3		Non-binding advisory vote on the frequency of future votes to approve the compensation of our named executive officers	Board of Directors	1 year	1 year
4		Ratification of the appointment of the Company's independent registered public accounting firm for 2017	Board of Directors	For	For
SHAREHOLDER PROPOSALS
5		Shareholder proposal requesting an independent board chairman	Board of Directors	For	Against
6		Shareholder proposal requesting implementation of a set of employee practices in Israel/Palestine	Board of Directors	Against	Against
7		Shareholder proposal requesting a report on conducting business in conflict-affected areas	Board of Directors	Against	Against
8		Shareholder proposal requesting a report on board oversight of product safety and quality	Board of Directors	Against	Against
	NOTE:	Also includes authorization to vote on such other business as may properly come before the meeting and any adjournment or postponement thereof

Fund:	MQR
Issuer: [a]	RESOLUTE FOREST PRODUCTS INC
Ticker: [b]	RFP
CUSIP: [c]	76117W109
Meeting Date: [d]	5/25/2017

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
The Board of Directors recommends you vote FOR the following proposals:
1	Election of Directors
	1a	Randall C Benson	Board of Directors	Abstain	For
	1b	Jennifer C Dolan	Board of Directors	Abstain	For
	1c	Richard D Falconer	Board of Directors	Abstain	For
	1d	Ricahrd Garneau	Board of Directors	Abstain	For
	1e	Jeffrey A Hearn	Board of Directors	Abstain	For
	1f	Bradley P Martin	Board of Directors	Abstain	For
	1g	Alan Rheaume	Board of Directors	Abstain	For
	1h	Michale S Rousseau	Board of Directors	Abstain	For
	1i	Daivd Wilkins	Board of Directors	Abstain	For
The Board of Directors recommends you vote FOR the following proposals:
2		Ratification of PricewaterhouseCoopers LLP Appointment	Board of Directors	For	For
3		Advisory vote to approve executive compensation ("Say-on-pay")	Board of Directors	Against	For
The Board of Directors recommends you vote 1 year on the following proposal:
4		Advisory vote on the frequency of say-on-pay	Board of Directors	1 year	1 year

Fund:	MQR
Issuer: [a]	LEVEL 3 COMMUNICATIONS, INC
Ticker: [b]	LVLT
CUSIP: [c]	52729N308
Meeting Date: [d]	5/25/2017

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
1		To elect 11 directors to our Board of Directors
	1a	James O. Ellis, Jr.	Board of Directors	For	For
	1b	Jeff K. Storey	Board of Directors	For	For
	1c	Kevin P. Chilton	Board of Directors	For	For
	1d	Steven T. Clontz	Board of Directors	For	For
	1e	Irene M. Esteves	Board of Directors	For	For
	1f	T. Michael Glenn	Board of Directors	For	For
	1g	Spencer B. Hayes	Board of Directors	For	For
	1h	Michael J. Mahoney	Board of Directors	For	For
	1i	Kevin W. Mooney	Board of Directors	For	For
	1j	Peter Seah Lim Huat	Board of Directors	For	For
	1k	Peter Van Oppen	Board of Directors	For	For
2		To approve, on an advisory basis, the named executive officer executive compensation	Board of Directors	Against	For
3		To approve a proposal of the frequency in which our stockholders will conduct an advisory vote on the executive compensation program for our named executive officers	Board of Directors	1 year	1 year
4		To ratify the appointment of our independent auditor	Board of Directors	For	For
5		To transact such other business as may properly come before the Annual Meeting or any adjournment or postponement of that meeting.	Board of Directors	For	For

Fund:	MQR
Issuer: [a]	GENERAL MOTORS
Ticker: [b]	GM
CUSIP: [c]	37045V100
Meeting Date: [d]	6/6/2017

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
Election of Directors
1		Nominees
	1.1	Joseph J Ashton	Board of Directors	For	For
	1.2	Mary T Barra	Board of Directors	For	For
	1.3	Linda R. Gooden	Board of Directors	For	For
	1.4	Joseph Jimenez	Board of Directors	For	For
	1.5	Jane L. Mendillo	Board of Directors	For	For
	1.6	Michael G. Mullen	Board of Directors	For	For
	1.7	James J. Mulva	Board of Directors	For	For
	1.8	Patrica F. Russo	Board of Directors	Against	For
	1.9	Thomas M. Schoewe	Board of Directors	For	For
	1.10	Theodore M. Solso	Board of Directors	For	For
	1.11	Carol M. Stephenson	Board of Directors	For	For
2		Approve, on a advisory basis, Named Executive Officer compensation	Board of Directors	For	For
3		Approve the General Motors Company 2017 short-term incentive plan	Board of Directors	For	For
4		Approve the General Motors company 2017 long-term incentive plan	Board of Directors	For	For
5		Ratification of the selection of Deloitte & Touche LLP as GM's independent registered public accounting firm for 2017	Board of Directors	For	For
6		Shareholder Proposal regarding independent board chairman	Board of Directors	Against	Against
7		Greenlight proposal regarding creation of dual-class common stock	Board of Directors	Against	Against

Fund	MQR
Issuer: [a]	DELL TECHNOLOGIES INC
Ticker: [b]	DVMT
CUSIP: [c]	24703L103
Meeting Date: [d]	6/26/2017

Ballot Issue [e]		Description [e]	Proponent [f]	Vote Cast [g,h]	Mgmt Rec [i]
The Board of Directors recommends you vote FOR the following
1		Election of Group I Directors
	1	David W Dorman	Board of Directors	Against	For
	2	William D Green	Board of Directors	Against	For
	3	Eleen J Kullman	Board of Directors	Against	For
The Board of Directors recommends you vote FOR the following proposals:
2		Ratificiation of the appointment of PricewaterhouseCoopers LLP as Dell Technologies Inc.'s independent registerred public accounting firm for fiscal year ending February 2, 2018	Board of Directors	For	For
3		Approval, on an advisory basis, of the compensation of Dell Technologies' named executive officers as disclosed in the proxy statement	Board of Directors	Against	For
The Board of Directors recommends you vote 1 year on the following proposal:
4		Advisory vote on whether Dell Technologies should hold an advisory vote by stockholders to approve the compensation of Dell Technologies' named executive officers every 1,2, or 3 years	Board of Directors	1 year	1 year
The Board of Directors recommends you vote FOR the following proposal:
5		Adoption of amendment to Dell Technologies' certificate of incorporation to increase the authorized number of shares of common stock as described in the proxy statement	Board of Directors	Against	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust II

By (Signature and Title)*		/s/ Terrance P. Gallagher
Terrance P. Gallagher, President
Date	August 4, 2017

*	Print the name and title of each signing officer under his or her signature.